Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of components of trade and other payables
	2024	2023
	US $ in millions

Trade payables	508.3	414.6

Other payables
Salaries and related payables	77.9	17.3
Provision for annual leave and early retirement (see Note 14(a))	12.6	14.1
Government institutions	19.7	15.5
Accrued interest	5.0	3.9
Accrued expenses	41.6	54.6
Advances from customers and others	11.2	9.5
Payables and other credit balances	59.9	36.9
	227.9	151.8

	736.2	566.4